SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Computers and peripheral equipments [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	33%
Office furniture and equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	6% – 20% (mainly 15%)
Leaseholds and Leasehold Improvements [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease, or the useful life of the assets